Share Capital (Details) - Schedule of Black scholes model and the inputs below were used in determining the values of the warrants	Feb. 26, 2021 $ / shares shares	Feb. 26, 2021 $ / shares shares	Feb. 22, 2021 $ / shares shares	Feb. 22, 2021 $ / shares shares	Feb. 16, 2021 $ / shares shares	Feb. 16, 2021 $ / shares shares	Feb. 11, 2021 $ / shares shares	Feb. 11, 2021 $ / shares shares	Jan. 25, 2021 $ / shares shares	Jan. 25, 2021 $ / shares shares	Jan. 07, 2021 $ / shares shares	Jan. 07, 2021 $ / shares shares
Share Capital (Details) - Schedule of Black scholes model and the inputs below were used in determining the values of the warrants [Line Items]
Dividend yield (%)
Expected share price volatility (%)	141.00%	141.00%	141.00%	141.00%	137.00%	137.00%	136.00%	136.00%	138.00%	138.00%	131.00%	131.00%
Risk-free interest rate (%)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Expected life of warrants (years)	4 months 17 days	4 months 17 days	4 months 17 days	4 months 17 days	4 months 17 days	4 months 17 days	8 months 15 days	8 months 15 days	5 months 1 day	5 months 1 day	11 months 1 day	11 months 1 day
Share price (CAD) (in Dollars per share)		$ 5.45		$ 6.55		$ 4.67		$ 4.4		$ 3.25		$ 3
Exercise price (CAD) (in Dollars per share)		$ 2.75		$ 2.75		$ 2.75		$ 0.51		$ 0.39		$ 0.51
Fair value of warrants (USD) (in Dollars per share)	$ 2.44		$ 3.24		$ 1.88
Quantity of warrants exercised (in Shares) | shares	3,000,000	3,000,000	5,000,000	5,000,000	888,889	888,889	916,667	916,667	1,666,667	1,666,667	250,000	250,000
Initial recognition [Member]
Share Capital (Details) - Schedule of Black scholes model and the inputs below were used in determining the values of the warrants [Line Items]
Dividend yield (%)
Expected share price volatility (%)											132.00%	132.00%
Risk-free interest rate (%)											0.25%	0.25%
Expected life of warrants (years)											6 months	6 months
Share price (CAD) (in Dollars per share)												$ 2.5
Exercise price (CAD) (in Dollars per share)												$ 2.75
Fair value of warrants (USD) (in Dollars per share)											$ 0.65
Quantity of warrants exercised (in Shares) | shares											8,888,889	8,888,889